Segment Reporting - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Number of External customer that represents 10% or more of the Group's revenue		0
Foreign countries [member]
Disclosure of operating segments [line items]
Percentage of revenues derived from foreign operations	28.00%	26.50%	28.00%